General Information and Reorganization Transaction - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 07, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Cash		$ 4,228,944	$ 3,589,244
Current liabilities		673,207	168,849
Net decrease in cash		639,700	(5,763,294)	$ 9,330,782
Accumulated deficit		24,589,244	18,527,997
Cash flows used in operating activities		$ (4,563,576)	$ (6,247,016)	(4,179,767)
Number of shares issued		4,341,956	2,573,903
Net proceeds		$ 5,128,186	$ 234	$ 13,654,347
At-the-Market Offering
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued	391,017
Average price of shares	$ 1.9931
Net proceeds	$ 754,511
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Aug. 19, 2021
Virax Biolabs HKCo Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Apr. 14, 2020
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 16, 2017
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		May 04, 2013
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned		95.54%
Third Party Shareholders
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned		4.46%
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Jan. 21, 2011
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Oct. 27, 2017
Virax Biolabs USA Management, Inc.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Aug. 01, 2022
Virax Biolabs Group Holdings Ltd
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Feb. 22, 2023
Virax Biolabs Trading B.V.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Aug. 04, 2023
Virax Biolabs UK Operating Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation		Nov. 07, 2023